Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance		25,500
Number of options, Exercised	(500)	(23,700)	(291,555)	(32,775)
Number of options, Forfeited		(800)
Number of options, Granted
Number of options Outstanding, Ending Balance		1,000	25,500
Number of options , Exercisable		1,000	25,500
Number of options , Vested		1,000
Weighted-average exercise price, Beginning Balance		$ 52.32
Weighted-average exercise price, Exercised		$ 53.27
Weighted-average exercise price, Forfeited		$ 57.04
Weighted-average exercise price, Granted
Weighted-average exercise price, Ending Balance		$ 26.09	$ 52.32
Weighted-average exercise price, Exercisable		$ 26.09	$ 52.32
Weighted-average exercise price, Vested		$ 26.09
Weighted-average remaining contractual terms, Outstanding		7 months 2 days
Weighted-average remaining contractual terms, Exercisable		7 months 2 days
Weighted-average remaining contractual terms, Vested		7 months 2 days
Aggregate intrinsic value, Outstanding		$ 85
Aggregate intrinsic value, Exercisable		85
Aggregate intrinsic value, Vested		$ 85
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 24.68
Exercise price, Exercised		$ 24.68
Exercise price, Forfeited		$ 55.03
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 68.51
Exercise price, Exercised		$ 68.51
Exercise price, Forfeited		$ 60.38
Exercise price, Granted
Exercise price, Outstanding, Ending Balance		$ 26.09
Exercise price, Exercisable at March 31, 2014		$ 26.09